Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at June 30, 2026:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years
Accounts payable and accrued liabilities	$16,416	$16,416	$16,416	$—	$—
Term loan facility (note 11)	972	1,021	1,021	—	—
Operating lease obligations	1,573	1,814	244	930	640
	$18,961	$19,251	$17,681	$930	$640